Restricted Net Assets	12 Months Ended
Dec. 31, 2018
Restricted Net Assets
Restricted Net Assets

19. Restricted Net Assets

The Company’s ability to pay dividends is primarily dependent on the Company receiving distributions of funds from its subsidiary, the VIE and subsidiary of the VIE. Relevant PRC statutory laws and regulations permit payments of dividends by the Company’s PRC subsidiaries, the VIE and subsidiary of the VIE only out of their retained earnings, if any, as determined in accordance with PRC accounting standards and regulations. The results of operations reflected in the consolidated financial statements prepared in accordance with U.S. GAAP differ from those reflected in the statutory financial statements of the Company’s subsidiaries, the VIE and subsidiary of the VIE.

In accordance with the PRC Regulations on Enterprises with Foreign Investment and the articles of association of the Company’s PRC subsidiaries, a foreign-invested enterprise established in the PRC is required to provide certain statutory reserves, namely general reserve fund, the enterprise expansion fund and staff welfare and bonus fund which are appropriated from net profit as reported in the enterprise’s PRC statutory accounts. A foreign-invested enterprise is required to allocate at least 10% of its annual after-tax profit to the general reserve fund until such reserve has reached 50% of its respective registered capital based on the enterprise’s PRC statutory accounts. Appropriations to the enterprise expansion fund and staff welfare and bonus fund are at the discretion of the board of directors for all foreign-invested enterprises. The aforementioned reserves can only be used for specific purposes and are not distributable as cash dividends. The WFOE was established as a foreign-invested enterprise and, therefore, is subject to the above mandated restrictions on distributable profits. For the years ended December 31, 2016, 2017 and 2018, WFOE did not have after-tax profit and therefore no statutory reserves have been allocated.

Foreign exchange and other regulations in the PRC may further restrict the Company’s VIE from transferring funds to the Company in the form of dividends, loans and advances. Amounts restricted include paid-in capital and statutory reserves of the Company’s PRC Subsidiaries and the equity of the VIE, as determined pursuant to PRC generally accepted accounting principles. As of December 31, 2018, restricted net assets of the Company’s PRC subsidiaries, the VIE and subsidiary of the VIE were RMB1,262,472 (US$183,619).